PREMISES AND EQUIPMENT	12 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE E - PREMISES AND EQUIPMENT

Premises and equipment at June 30 are comprised of the following:

(in thousands)	2015	2014

Land	$1,693	$1,493
Buildings and improvements	7,104	6,491
Furniture and equipment	2,219	2,159
Automobiles	64	64
	11,080	10,207
Less: accumulated depreciation	5,845	5,578
Balance at end of year	$5,235	$4,629